Pender Real Estate Credit Fund

Schedule of Investments

March 31, 2024 (Unaudited)

		Coupon		Original
	Spread	Rate (%)	Maturity Date	Acquisition Date	Principal Amount	Cost	Fair Value
Private Debt - 101.5% (1),(2)
Directly Originated Loans - 0.0%
Retail - 0.0%
David Streeter	N/A	6.00	7/1/2026	5/21/2021	$50,797	$50,797	$50,924
Total Directly Originated Loans						50,797	50,924

Senior Mortgage Loans - 101.5%
Hospitality - 1.2%
2422 Ridgeway ABL I Holdings, LLC(3)	TBILL1M + 4.00%	9.39	5/1/2024	5/1/2022	$1,408,652	1,425,054	1,417,809
Doswell VA, LLC(4),(5),(6)	N/A	6.00	6/1/2024	5/17/2021	1,000,000	1,015,876	1,005,876
Wattsburg Hospitality, LLC(3),(6)	TBILL1M + 4.20%	9.00	4/1/2025	3/29/2023	1,950,000	1,916,607	1,921,482
						4,357,537	4,345,167
Industrial - 0.3%
100 Queensway St., LLC	N/A	9.00	10/1/2024	12/22/2022	1,046,100	1,109,100	1,048,715

Mixed Use - 14.9%
1810 Chestnut Street Development, LLC(3),(6)	TBILL1M + 8.17%	13.56	8/1/2024	8/2/2022	11,350,000	11,211,262	11,324,762
2601 Tandy ABL I Holdings, LLC(3),(6)	SOFR1M + 4.13%	9.00	4/1/2025	4/1/2023	10,950,000	10,932,830	10,713,830
C & S Storage, LLC(3)	SOFR1M + 2.88%	7.75	4/1/2025	3/31/2023	25,000,000	25,000,000	25,062,500
MBRV, LLC	N/A	6.00	7/1/2024	9/30/2019	4,950,000	4,950,000	4,987,125
						52,094,092	52,088,217
Mobile Home Park - 0.8%
WF Houston, LLC(6)	N/A	7.00	5/1/2025	4/27/2021	2,680,000	2,573,500	2,684,020

Multifamily - 69.0%
2233 Woburn St., LLC(3)	TBILL1M + 3.50%	7.00	11/1/2024	10/26/2022	3,375,000	3,400,313	3,380,063
Brazos Thread Owner 1, LLC(6)	N/A	8.00	7/1/2025	6/14/2023	11,075,000	9,921,356	9,937,969
Brazos Thread Owner 2, LLC(6)	N/A	8.00	7/1/2025	6/14/2023	10,250,000	9,283,038	9,298,413
Brazos Thread Owner 3, LLC(6)	N/A	8.00	7/1/2025	6/14/2023	20,200,000	18,877,562	18,928,062
Grandview Apartments 1002, LLC(3)	TBILL1M + 3.50%	8.50	3/1/2025	2/27/2023	4,000,000	4,000,000	4,010,000
KSA GP, LLC(3),(6)	TBILL1M + 4.00%	6.00	6/1/2024	5/4/2022	3,000,000	2,720,000	2,814,500
Lebanon 10, LLC(3)	SOFR1M + 2.38%	7.25	4/1/2025	3/31/2023	3,927,792	3,927,792	3,934,287
MF Opp Fund I, LLC	N/A	10.00	7/1/2024	6/14/2023	34,000,000	34,000,000	34,085,000
OKC1 Huntington Holdings, LLC(3),(6)	TBILL1M + 6.35%	11.74	4/30/2024	10/29/2021	14,125,000	13,266,759	13,266,759
Prosper GP LP, LLC	N/A	10.00	10/1/2024	9/15/2023	23,400,000	23,400,000	23,458,500
Riverbend PEGP, LLC	N/A	11.00	10/1/2024	10/6/2023	17,500,000	17,500,000	17,543,750
Sage Richmond, LLC(3),(6)	TBILL1M + 7.00%	12.39	7/1/2024	6/28/2022	6,480,000	6,491,199	6,474,999
Sandman 4 Apartments, LLC(3)	SOFR1M + 3.93%	9.24	12/1/2024	11/16/2023	4,400,000	4,400,000	4,411,000
Somerset Apartments, LLC(3)	TBILL1M + 2.00%	7.00	1/1/2025	12/8/2022	7,500,000	7,556,250	7,518,750
TMF Normandy Holdings, LLC(3),(6)	TBILL1M + 6.40%	11.79	6/1/2024	11/16/2021	4,350,000	3,901,916	3,904,091
Village Del Mar Apartments, LLC(3),(6)	TBILL1M + 6.79%	12.18	10/1/2024	4/1/2022	14,500,000	9,386,797	9,553,547
WAM Harvey, LLC	N/A	13.00	4/1/2025	3/12/2024	26,000,000	26,000,000	26,000,000
Warrior Fund I, LLC	N/A	12.00	8/1/2024	2/1/2024	30,500,000	30,500,000	30,652,500
Wesley GP, LLC(3),(6)	TBILL1M + 4.00%	6.00	7/1/2024	5/31/2022	8,350,000	8,072,897	8,239,897
Yakima 28, LLC(3)	TBILL1M + 2.00%	7.00	12/1/2024	11/29/2022	4,060,000	4,090,450	4,049,850
						240,696,329	241,461,937
Office - 11.8%
5751 Kroger ABL I Holdings, LLC(3),(6)	SOFR1M + 3.13%	8.00	4/1/2024	4/1/2023	5,253,400	5,213,400	5,070,815
CP NJ Short Hills Pender, LLC	N/A	12.00	2/1/2025	2/6/2024	36,400,000	36,400,000	36,400,000
						41,613,400	41,470,815
Retail - 3.5%
710 Route 38 ABL I Holdings, LLC(3)	TBILL1M + 5.35%	11.00	5/1/2024	12/27/2022	12,200,000	12,230,500	12,230,500
Total Senior Mortgage Loans						354,674,458	355,329,371

Total Private Debt						354,725,255	355,380,295

Real Estate Owned - 10.4%(7)
Repossessed Property -10.4%
Mixed Use - 1.0%
Theos Fedro Holdings, LLC(6)	N/A	N/A	N/A	N/A	N/A	3,478,162	3,478,162

Multifamily - 9.4%
3390 Fairburn, LLC(6)	N/A	N/A	N/A	N/A	N/A	32,859,647	32,777,147

Total Real Estate Owned						36,337,809	36,255,309

Total Investments (Cost $391,063,064) - 111.9%							$391,635,604
Liabilities in excess of other assets - (11.9%)							(41,722,409)
Net Assets - 100%							$349,913,195

LLC - Limited Liability Company

TBILL1M - One month term U.S. Treasury Bill

SOFR1M - One month term Secured Overnight Financing Rate

[1]	All Private Debt investments are restricted securities. The total value of these securities is $355,380,295, which represents 101.5% of total net assets of the Fund
[2]	All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.
[3]	Floating rate security.
[4]	In default.
[5]	Non-income producing.
[6]	A portion of this holding is subject to unfunded commitments.
[7]	All Real Estate Owned investments are Level 3 holdings fair valued using significant unobservable inputs.